SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, Suite 1610

New York, NY 10036

(Address of principle executive offices) (Zip code)

Registrant's telephone number, including area code: 1-212-593-4383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

January 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Health Care - 99.9%
ACADIA Pharmaceuticals, Inc.*	7,357	$152,216
Acceleron Pharma, Inc.*	5,756	176,709
Achillion Pharmaceuticals, Inc.*	25,711	173,806
Adaptimmune Therapeutics PLC*(a)	28,182	199,247
Aduro Biotech, Inc.*	7,966	115,348
Advaxis, Inc.*	31,328	213,657
Agenus, Inc.*	64,543	203,310
Agios Pharmaceuticals, Inc.*	4,954	209,158
Aimmune Therapeutics, Inc.*	13,666	186,951
Akebia Therapeutics, Inc.*	21,430	157,082
Alder Biopharmaceuticals, Inc.*	7,273	175,861
Alnylam Pharmaceuticals, Inc.*	2,799	192,963
Amicus Therapeutics, Inc.*	27,420	165,617
Arbutus Biopharma Corp.*	54,471	171,039
Ardelyx, Inc.*	12,922	134,518
Array BioPharma, Inc.*	66,376	205,102
Arrowhead Research Corp.*	44,714	155,605
Atara Biotherapeutics, Inc.*	11,431	206,901
Axovant Sciences Ltd.*	12,579	200,383
Bellicum Pharmaceuticals, Inc.*	14,202	160,483
BioCryst Pharmaceuticals, Inc.*	26,246	182,935
Bluebird Bio, Inc.*	4,252	175,863
Blueprint Medicines Corp.*	10,484	164,808
Cara Therapeutics, Inc.*	16,267	146,403
Celldex Therapeutics, Inc.*	17,247	143,150
Cempra, Inc.*	8,058	138,839
Chimerix, Inc.*	7,232	55,686
Clovis Oncology, Inc.*	7,526	157,444
Concert Pharmaceuticals, Inc.*	12,664	193,379
Cytokinetics, Inc.*	22,124	170,355
Dynavax Technologies Corp.*	9,768	235,311
Epizyme, Inc.*	16,400	149,076
Esperion Therapeutics, Inc.*	11,011	163,844
FibroGen, Inc.*	8,215	166,600
Five Prime Therapeutics, Inc.*	6,321	227,240
Geron Corp.*	55,936	170,605
Global Blood Therapeutics, Inc.*	7,582	143,527
Idera Pharmaceuticals, Inc.*	74,038	143,634
Ignyta, Inc.*	21,317	212,744
ImmunoGen, Inc.*	19,257	163,492
Immunomedics, Inc.*	87,062	163,677
Infinity Pharmaceuticals, Inc.*	34,021	211,270
Inovio Pharmaceuticals, Inc.*	40,487	270,453
Insmed, Inc.*	14,788	195,202
Intercept Pharmaceuticals, Inc.*	1,535	163,063
Juno Therapeutics, Inc.*	5,353	147,636
Karyopharm Therapeutics, Inc.*	17,923	111,481
Kite Pharma, Inc.*	3,940	187,111
La Jolla Pharmaceutical Co.*	9,645	170,813
Lexicon Pharmaceuticals, Inc.*	19,267	196,331
Lion Biotechnologies, Inc.*	32,352	193,788
Loxo Oncology, Inc.*	8,712	179,990
MacroGenics, Inc.*	8,385	168,790
Merrimack Pharmaceuticals, Inc.*	31,577	194,830
Mirati Therapeutics, Inc.*	7,828	168,537
NantKwest, Inc.*	14,563	149,999
Neurocrine Biosciences, Inc.*	4,760	202,538
NewLink Genetics Corp.*	7,029	171,226
Northwest Biotherapeutics, Inc.*	78,696	166,835
Novavax, Inc.*	30,787	158,553
Security Description	Shares	Value
Common Stocks (continued)
OncoMed Pharmaceuticals, Inc.*	12,369	$114,413
Oncothyreon, Inc.*	116,667	155,167
Ophthotech Corp.*	3,510	190,207
Paratek Pharmaceuticals, Inc.*	14,884	217,604
Portola Pharmaceuticals, Inc.*	5,232	172,813
Pronai Therapeutics, Inc.*	17,902	148,229
Prothena Corp. PLC*	3,650	142,167
PTC Therapeutics, Inc.*	8,777	209,068
Puma Biotechnology, Inc.*	3,321	138,618
Radius Health, Inc.*	4,086	130,875
Regulus Therapeutics, Inc.*	30,524	176,429
Relypsa, Inc.*	9,227	173,837
Sage Therapeutics, Inc.*	4,602	154,535
Sangamo BioSciences, Inc.*	29,061	175,819
Sarepta Therapeutics, Inc.*	6,770	80,428
Seres Therapeutics, Inc.*	6,580	177,199
Sorrento Therapeutics, Inc.*	36,130	189,682
Spark Therapeutics, Inc.*	5,251	147,921
Synergy Pharmaceuticals, Inc.*	43,341	162,529
TESARO, Inc.*	4,904	169,384
Tetraphase Pharmaceuticals, Inc.*	26,478	144,040
TG Therapeutics, Inc.*	23,986	195,966
Trevena, Inc.*	23,988	174,633
Ultragenyx Pharmaceutical, Inc.*	2,404	134,985
uniQure N.V.*	14,182	258,538
Versartis, Inc.*	21,910	244,077
Vitae Pharmaceuticals, Inc.*	17,530	171,794
Xencor, Inc.*	18,040	195,193
ZIOPHARM Oncology, Inc.*	29,020	144,229
TOTAL INVESTMENTS - 99.9%
(Cost $27,055,688)		15,323,393
Other Assets in Excess of Liabilities - 0.1%		17,479
Net Assets - 100.0%		$15,340,872

*	Non-income producing security.
(a)	American Depositary Receipts.

See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Products Fund

January 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Health Care - 99.9%
Acorda Therapeutics, Inc.*	15,412	$567,470
Aegerion Pharmaceuticals, Inc.*	64,959	459,910
Alexion Pharmaceuticals, Inc.*	3,167	462,160
Amgen, Inc.	3,644	556,548
Anacor Pharmaceuticals, Inc.*	5,147	386,694
Arena Pharmaceuticals, Inc.*	323,107	487,892
ARIAD Pharmaceuticals, Inc.*	92,602	464,862
Biogen, Inc.*	2,045	558,408
BioMarin Pharmaceutical, Inc.*	5,902	436,866
Celgene Corp.*	4,884	489,963
Enanta Pharmaceuticals, Inc.*	18,689	480,307
Exelixis, Inc.*	114,429	528,662
Gilead Sciences, Inc.	5,810	482,230
Halozyme Therapeutics, Inc.*	36,695	322,916
Incyte Corp.*	5,113	360,773
Ionis Pharmaceuticals, Inc.*	10,447	406,702
Ironwood Pharmaceuticals, Inc.*	53,788	496,463
Keryx Biopharmaceuticals, Inc.*	136,472	481,746
Ligand Pharmaceuticals, Inc.*	5,543	554,134
Medicines Co. (The)*	15,331	529,839
Medivation, Inc.*	14,197	464,242
Momenta Pharmaceuticals, Inc.*	37,282	463,043
Nektar Therapeutics*	38,260	521,866
Omeros Corp.*	44,237	477,317
PDL BioPharma, Inc.	158,634	498,111
Progenics Pharmaceuticals, Inc.*	103,807	432,875
Raptor Pharmaceutical Corp.*	126,869	520,163
Regeneron Pharmaceuticals, Inc.*	1,057	444,035
Retrophin, Inc.*	28,634	428,651
Seattle Genetics, Inc.*	14,541	479,562
Theravance Biopharma, Inc.*	37,703	619,083
United Therapeutics Corp.*	3,669	451,948
Vanda Pharmaceuticals, Inc.*	67,021	571,689
Vertex Pharmaceuticals, Inc.*	5,033	456,745
XenoPort, Inc.*	101,554	504,723
TOTAL INVESTMENTS - 99.9%
(Cost $23,597,381)		16,848,598
Other Assets in Excess of Liabilities - 0.1%		21,175
Net Assets - 100.0%		$16,869,773

*	Non-income producing security.

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management Multi-Strategy Income ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.0%
Debt Fund - 69.3%
iShares 1-3 Year Treasury Bond ETF	256,715	$21,797,671
Equity Funds - 28.7%
iShares U.S. Real Estate ETF	477	34,325
SPDR S&P 500 ETF Trust	46,474	9,009,914
Total Equity Funds		9,044,239
TOTAL INVESTMENTS - 98.0%
(Cost $30,574,229)		30,841,910
Other Assets in Excess of Liabilities - 2.0%		621,375
Net Assets - 100.0%		$31,463,285

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management U.S. Core ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.0%
Debt Fund - 54.6%
iShares 1-3 Year Treasury Bond ETF	437,008	$37,106,349
Equity Funds - 43.4%
Consumer Discretionary Select Sector SPDR Fund	1,010	74,851
iShares MSCI USA Momentum Factor ETF	54,423	3,836,822
SPDR S&P 500 ETF Trust	132,175	25,624,767
Total Equity Funds		29,536,440
TOTAL INVESTMENTS - 98.0%
(Cost $65,900,177)		66,642,789
Other Assets in Excess of Liabilities - 2.0%		1,346,082
Net Assets - 100.0%		$67,988,871

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF

January 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 34.2%
Consumer Discretionary – 7.5%
Aramark Services, Inc., 5.13%, 01/15/24(1)	$230,000	$238,050
Argos Merger Sub, Inc., 7.13%, 03/15/23(1)	600,000	606,000
Boyd Gaming Corp., 6.88%, 05/15/23	600,000	612,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	300,000	237,000
CalAtlantic Group, Inc., 5.88%, 11/15/24	295,000	307,538
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/23(1)	325,000	325,812
CCO Safari II LLC, 4.91%, 07/23/25(1)	500,000	501,247
CCOH Safari LLC, 5.75%, 02/15/26(1)	630,000	628,028
Churchill Downs, Inc., 5.38%, 12/15/21(1)	185,000	186,850
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	750,000	621,562
DISH DBS Corp., 5.00%, 03/15/23	580,000	506,050
iHeartCommunications, Inc., 9.00%, 12/15/19	270,000	186,300
Jarden Corp., 5.00%, 11/15/23(1)	180,000	185,850
Landry's, Inc., 9.38%, 05/01/20(1)	600,000	636,750
Lennar Corp., 4.50%, 06/15/19	450,000	463,500
Lennar Corp., 4.88%, 12/15/23	145,000	142,825
M/I Homes, Inc., 6.75%, 01/15/21(1)	290,000	282,750
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	630,400
MGM Resorts International, 6.75%, 10/01/20	850,000	888,250
Penn National Gaming, Inc., 5.88%, 11/01/21	450,000	437,625
QVC, Inc., 5.13%, 07/02/22	600,000	610,983
RCN Telecom Services LLC / RCN Capital Corp., 8.50%, 08/15/20(1)	500,000	504,375
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	305,000	316,438
Scientific Games International, Inc., 7.00%, 01/01/22(1)	255,000	240,975
Signet UK Finance PLC, 4.70%, 06/15/24	500,000	499,900
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	627,000
Toll Brothers Finance Corp., 4.88%, 11/15/25	400,000	393,000
TRI Pointe Holdings, Inc., 4.38%, 06/15/19	150,000	146,250
TRI Pointe Holdings, Inc., 5.88%, 06/15/24	600,000	585,000
Total Consumer Discretionary		12,548,308
Consumer Staples – 1.6%
Constellation Brands, Inc., 4.75%, 12/01/25	140,000	144,900
Dole Food Co., Inc., 7.25%, 05/01/19(1)	500,000	491,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 01/15/24(1)	85,000	88,187
Rite Aid Corp., 6.13%, 04/01/23(1)	600,000	635,250
Safeway, Inc., 7.25%, 02/01/31	465,000	373,163
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	500,000	477,500
Whole Foods Market, Inc., 5.20%, 12/03/25(1)	506,667	508,446
Total Consumer Staples		2,718,696
Energy – 1.7%
Enbridge Energy Partners LP, 4.38%, 10/15/20	80,000	75,804
Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	$600,000	$552,568
Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	530,000	445,962
Sunoco LP / Sunoco Finance Corp., 6.38%, 04/01/23(1)	1,075,000	997,063
Transocean, Inc., 5.80%, 12/15/16	755,000	735,181
Total Energy		2,806,578
Financials – 8.6%
Air Lease Corp., 2.63%, 09/04/18	400,000	393,855
Aircastle Ltd., 5.13%, 03/15/21	600,000	594,000
Ally Financial, Inc., 3.25%, 11/05/18	620,000	609,150
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	80,000	81,275
American Tower Corp., 3.30%, 02/15/21	380,000	381,970
American Tower Corp., 4.40%, 02/15/26	130,000	131,843
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	446,469
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	186,437
Bank of New York Mellon Corp. (The), 4.95%, 12/29/49(2)	525,000	518,621
Capital One Financial Corp., 4.20%, 10/29/25	460,000	461,693
Compass Bank, 3.88%, 04/10/25	500,000	463,922
Corrections Corp. of America, 5.00%, 10/15/22	700,000	713,125
Digital Delta Holdings LLC, 3.40%, 10/01/20(1)	645,000	652,944
DuPont Fabros Technology LP, 5.88%, 09/15/21	600,000	621,000
First Horizon National Corp., 3.50%, 12/15/20	610,000	609,683
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	200,574
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	744,830
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	201,898
General Motors Financial Co., Inc., 3.45%, 04/10/22	650,000	625,125
JPMorgan Chase & Co., 5.00%, 12/29/49(2)	615,000	577,716
Kilroy Realty LP, 4.38%, 10/01/25	640,000	660,514
Kimco Realty Corp., 3.40%, 11/01/22	395,000	400,112
McGraw-Hill Financial, Inc., 3.30%, 08/14/20	259,000	265,681
McGraw-Hill Financial, Inc., 4.00%, 06/15/25	400,000	404,352
National Retail Properties, Inc., 4.00%, 11/15/25	185,000	185,992
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	455,625
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 02/01/21	355,000	362,988
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	372,263
Select Income REIT, 4.15%, 02/01/22	540,000	527,137
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54(1)(2)	550,000	557,594

See Notes to the Schedules of Investments

Schedule of Investments -Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP, 4.13%, 01/15/26	$450,000	$456,332
Wells Fargo & Co., Series K, 7.98%, 03/29/49(2)	500,000	523,125
Total Financials		14,387,845
Health Care – 5.0%
AbbVie, Inc., 3.60%, 05/14/25	500,000	501,286
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	475,000	450,062
Capsugel SA, 7.00%, 05/15/19(1)(3)	455,000	445,616
Centene Escrow Corp., 5.63%, 02/15/21(1)	370,000	377,400
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	454,500
Fresenius US Finance II, Inc. (Germany), 4.50%, 01/15/23(1)	145,000	145,725
HCA, Inc., 6.50%, 02/15/20	700,000	773,500
HealthSouth Corp., 5.75%, 09/15/25(1)	495,000	482,526
InVentiv Health, Inc., 9.00%, 01/15/18(1)	150,000	152,531
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23(1)	775,000	730,438
MEDNAX, Inc., 5.25%, 12/01/23(1)	370,000	380,175
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	637,762
Quintiles Transnational Corp., 4.88%, 05/15/23(1)	200,000	203,500
Team Health, Inc., 7.25%, 12/15/23(1)	40,000	41,900
Tenet Healthcare Corp., 4.50%, 04/01/21	750,000	738,750
Tenet Healthcare Corp., 8.13%, 04/01/22	370,000	372,775
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(1)	680,000	680,425
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20(1)	625,000	592,578
Zoetis, Inc., 3.45%, 11/13/20	100,000	101,561
Total Health Care		8,263,010
Industrials – 3.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	375,000	348,750
ADT Corp. (The), 6.25%, 10/15/21	600,000	625,500
Builders FirstSource, Inc., 10.75%, 08/15/23(1)	200,000	188,250
CEB, Inc., 5.63%, 06/15/23(1)	300,000	300,750
Hawaiian Airlines Pass-Through Certificates, Class B, Series 2013-1, 4.95%, 01/15/22	1,048,775	989,782
HD Supply, Inc., 5.25%, 12/15/21(1)	700,000	722,750
Lockheed Martin Corp., 1.85%, 11/23/18	80,000	80,692
Lockheed Martin Corp., 2.50%, 11/23/20	135,000	136,224
Masco Corp., 5.95%, 03/15/22	600,000	658,500
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	365,750
Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.50%, 06/15/19	70,000	69,214
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.38%, 02/01/22(1)	500,000	492,700
TransDigm, Inc., 6.00%, 07/15/22	600,000	591,000
UAL Pass-Through Trust, Series 2007-1, 6.64%, 07/02/22	488,737	517,450
United Rentals North America, Inc., 5.50%, 07/15/25	355,000	318,169
Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Total Industrials		$6,405,481
Information Technology – 1.6%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	$210,000	214,111
Fidelity National Information Services, Inc., 4.50%, 10/15/22	340,000	350,668
First Data Corp., 5.75%, 01/15/24(1)	450,000	447,750
Flextronics International Ltd., 4.75%, 06/15/25	480,000	462,000
Hewlett Packard Enterprise Co., 2.45%, 10/05/17(1)	135,000	135,309
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(1)	130,000	130,028
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	25,000	25,091
Hewlett Packard Enterprise Co., 4.40%, 10/15/22(1)	135,000	133,471
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	135,000	128,738
KLA-Tencor Corp., 4.65%, 11/01/24	300,000	304,411
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	379,554
Total Information Technology		2,711,131
Materials – 0.3%
Berry Plastics Corp., 6.00%, 10/15/22(1)	500,000	512,500

Telecommunication Services – 2.7%
AT&T, Inc., 2.80%, 02/17/21	420,000	419,257
AT&T, Inc., 3.00%, 06/30/22	600,000	589,330
AT&T, Inc., 3.60%, 02/17/23	410,000	409,693
AT&T, Inc., 4.13%, 02/17/26	250,000	249,835
AT&T, Inc., 5.65%, 02/15/47	170,000	169,602
CenturyLink, Inc., 5.63%, 04/01/20	385,000	379,225
Crown Castle International Corp., 3.40%, 02/15/21	20,000	20,139
Crown Castle International Corp., 4.45%, 02/15/26	55,000	55,448
Frontier Communications Corp., 8.88%, 09/15/20(1)	90,000	90,675
Frontier Communications Corp., 10.50%, 09/15/22(1)	100,000	97,625
Level 3 Financing, Inc., 5.38%, 01/15/24(1)	160,000	162,000
Neptune Finco Corp., 10.13%, 01/15/23(1)	400,000	424,000
Neptune Finco Corp., 6.63%, 10/15/25(1)	200,000	208,000
Sprint Communications, Inc., 6.00%, 11/15/22	465,000	315,038
T-Mobile USA, Inc., 6.13%, 01/15/22	500,000	511,250
T-Mobile USA, Inc., 6.50%, 01/15/26	465,000	467,325
Total Telecommunication Services		4,568,442
Utilities – 1.3%
AmeriGas Finance LLC / Amerigas Finance Corp., 6.75%, 05/20/20	520,000	517,400
Calpine Corp., 5.38%, 01/15/23	470,000	430,050
Exelon Corp., 2.85%, 06/15/20	385,000	385,806
NRG Yield Operating LLC, 5.38%, 08/15/24	345,000	291,525
Southern Power Co., 4.15%, 12/01/25	475,000	485,105
Total Utilities		2,109,886

See Notes to the Schedules of Investments

Schedule of Investments -Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Total Corporate Bonds
(Cost $57,947,484)		$57,031,877
MORTGAGE BACKED SECURITIES – 13.7%
Commercial Mortgage Backed Securities – 4.0%
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	$859,585	856,481
Credit Suisse Commercial Mortgage Trust, Class A1AM, Series 2007-C5, 5.87%, 09/15/40(2)	1,000,000	912,349
Csail Commercial Mortgage Trust, Class AS, Series 2015-C2, 3.85%, 06/15/57	340,000	352,273
DBUBS Mortgage Trust, Class D, Series 2011-LC3A, 5.63%, 08/10/44(1)(2)	905,000	928,696
FREMF Mortgage Trust, Class B, Series 2015-K720, 3.51%, 07/25/22(1)(2)	330,000	294,822
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/19(1)(2)	400,000	391,393
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.61%, 11/05/30(1)(2)	1,000,000	1,004,591
JPMorgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-CNTR, 6.39%, 08/05/32(1)(2)	400,000	442,405
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	1,010,374
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, Series 2015-C26, 4.56%, 10/15/48(2)	385,000	370,020
WFRBS Commercial Mortgage Trust, Class C, Series 2011-C5, 5.82%, 11/15/44(1)(2)	135,000	145,815
Total Commercial Mortgage Backed Securities		6,709,219
Mortgage Securities – 3.7%
Fannie Mae Pool, 3.50%, 08/01/45	2,441,571	2,559,782
Fannie Mae Pool, 3.00%, 12/01/45	2,787,857	2,848,900
Fannie Mae Pool, 3.50%, 01/01/46	493,519	517,413
Freddie Mac Gold Pool, 3.00%, 04/01/45	248,382	253,441
Total Mortgage Securities		6,179,536
Residential Mortgage Backed Securities – 6.0%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	510,532
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 5.05%, 06/25/33(2)	535,000	509,121
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	304,188	304,369
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	322,031	312,448
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities, Class 2M2, Series 2014-C02, 3.03%, 05/25/24(2)	$1,000,000	$870,758
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, Series 2015-DNA3, 3.28%, 04/25/28(2)	310,000	306,435
GMACM Mortgage Loan Trust, Class A5, Series 2003-AR1, 3.32%, 10/19/33(2)	350,483	354,598
GMACM Mortgage Loan Trust, Class 2A, Series 2005-AR2, 3.20%, 05/25/35(2)	711,308	672,778
GSR Mortgage Loan Trust, Class B1, Series 2005-5F, 5.75%, 06/25/35(2)	463,380	451,953
GSR Mortgage Loan Trust, Class 2A4, Series 2006-1F, 6.00%, 02/25/36	460,806	412,047
MASTR Adjustable Rate Mortgages Trust, Class 3A1, Series 2005-1, 2.71%, 02/25/35(2)	321,563	294,306
MASTR Alternative Loan Trust, Class 7A1, Series 2004-6, 6.00%, 07/25/34	462,536	470,721
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)	454,472	469,027
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(2)	448,259	463,986
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(2)	252,373	260,165
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	197,345	199,584
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,730,254	1,759,386
Sequoia Mortgage Trust, Class A1, Series 2015-1, 3.50%, 01/25/45(1)(2)	311,823	316,749
VOLT XXIX LLC, Class A1, Series 2014-NP10, 3.38%, 10/25/54(1)(4)	1,063,116	1,051,059
Total Residential Mortgage Backed Securities		9,990,022
Total Mortgage Backed Securities
(Cost $22,998,299)		22,878,777
TERM LOANS – 12.2%
Consumer Discretionary – 3.2%
Aristocrat International Pty, Ltd., 3.75%, 10/20/21(2)	614,803	613,364
Caesars Entertainment Resort Properties LLC, 6.00%, 10/11/20(2)	248,731	218,013
CDS US Intermediate Holdings, Inc., 4.00%, 07/08/22(2)	448,875	420,708
CS Intermediate Holdco 2 LLC, 3.00%, 04/04/21(2)	497,475	478,197
Delta 2 Lux Sarl, 3.75%, 07/30/21(2)	460,000	435,204
Infiltrator Systems Integrated LLC, 4.25%, 05/27/22(2)	398,997	397,302
Mohegan Tribal Gaming Authority, 4.50%, 06/15/18(2)	620,399	603,506
Party City Holdings, Inc., 3.25%, 08/19/22(2)	379,050	368,389

See Notes to the Schedules of Investments

Schedule of Investments -Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Scientific Games International, Inc., 5.00%, 10/01/21(2)	$298,492	$266,824
Staples, Inc., 2.75%, 04/23/21(2)	400,000	397,752
Staples, Inc., 4.00%, 02/02/22(2)	746,000	738,540
Virgin Media Investment Holdings, Ltd., 2.75%, 06/30/23(2)	400,000	392,432
Total Consumer Discretionary		5,330,231
Consumer Staples – 1.2%
Albertsons LLC, 4.50%, 08/25/21(2)	599,893	588,303
Albertson's LLC, 4.50%, 12/21/22(2)	224,000	219,485
Coty, Inc., 3.00%, 10/27/22(2)	107,000	106,866
Galleria Co., 3.00%, 01/26/23(2)	214,000	213,265
Hostess Brands LLC, 3.50%, 08/03/22(2)	304,238	302,526
Hostess Brands LLC, 7.50%, 08/03/23(2)	500,000	488,750
Pinnacle Foods Finance LLC, 3.00%, 01/13/23(2)	77,000	77,151
Total Consumer Staples		1,996,346
Energy – 0.2%
Chelsea Petroleum Products I LLC, 4.25%, 10/28/22(2)	330,000	312,675

Health Care – 2.9%
Concordia Healthcare Corp., 4.25%, 10/21/21(2)	262,000	252,011
Envision Healthcare Corp., 3.50%, 10/28/22(2)	457,000	454,836
Greatbatch, Ltd., 4.25%, 10/27/22(2)	212,000	210,344
InVentiv Health, Inc., 6.25%, 05/15/18(2)	500,000	496,875
MedImpact OpCo Holdings, Inc., 4.75%, 10/27/22(2)	271,563	268,168
NVA Holdings, Inc., 7.00%, 08/14/22(2)	380,000	371,133
Onex Schumacher Finance LP, 4.00%, 07/29/22(2)	281,295	278,131
Ortho-Clinical Diagnostics, Inc., 3.75%, 06/30/21(2)	398,987	353,702
RCHP, Inc., 5.00%, 04/23/19(2)	328,734	324,625
Sedgwick Claims Management Services, Inc., 5.75%, 02/28/22(2)	650,000	581,211
Surgery Center Holdings, Inc., 4.25%, 11/03/20(2)	379,043	372,410
U.S. Renal Care, Inc., 4.25%, 12/30/22(2)	934,000	929,918
Total Health Care		4,893,364
Industrials – 0.6%
Brickman Group Ltd LLC (The), 6.50%, 12/17/21(2)	325,000	297,173
TransDigm, Inc., 3.00%, 06/04/21(2)	323,359	314,549
Waste Industries USA, Inc., 3.25%, 02/27/20(2)	447,744	446,417
Total Industrials		1,058,139
Information Technology – 2.9%
First Data Corp., 3.50%, 03/23/18(2)	4,650,000	4,596,223
NXP B.V., 3.00%, 12/07/20(2)	311,000	310,773
Total Information Technology		4,906,996
Materials – 0.8%
Anchor Glass Container Corp., 3.50%, 07/01/22(2)	315,569	314,880
Investments	Principal	Value
TERM LOANS (continued)
Materials (continued)
Polyone Corp., 3.00%, 11/11/22(2)	$196,000	$196,398
Summit Materials LLC, 3.25%, 07/18/22(2)	448,872	443,542
Univar USA, Inc., 3.25%, 07/01/22(2)	309,225	300,248
Total Materials		1,255,068
Telecommunication Services – 0.2%
T-Mobile USA, Inc., 2.75%, 11/09/22(2)	264,000	264,438

Utilities – 0.2%
NRG Energy, Inc., 2.00%, 07/01/18(2)	377,648	371,275

Total Term Loans
(Cost $20,757,372)		20,388,532
FOREIGN BONDS – 9.0%
Consumer Discretionary – 1.5%
Delphi Automotive PLC, 3.15%, 11/19/20 (United Kingdom)	480,000	480,894
Grupo Televisa Sab, 4.63%, 01/30/26 (Mexico)	765,000	767,153
Hyundai Capital America, 3.00%, 10/30/20 (South Korea)(1)	600,000	605,192
NCL Corp. Ltd., 4.63%, 11/15/20 (Bermuda)(1)	240,000	234,600
Numericable-SFR SAS, 6.00%, 05/15/22 (France)(1)	460,000	455,400
Total Consumer Discretionary		2,543,239
Consumer Staples – 0.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21 (Belgium)	105,000	105,714
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23 (Belgium)	205,000	208,256
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26 (Belgium)	425,000	431,259
Anheuser-Busch InBev Finance, Inc., 4.70%, 02/01/36 (Belgium)	425,000	431,398
Total Consumer Staples		1,176,627
Energy – 0.2%
Petroleos Mexicanos, 5.50%, 02/04/19 (Mexico)(1)	170,000	170,000
Petroleos Mexicanos, 6.38%, 02/04/21 (Mexico)(1)	45,000	45,000
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)(1)	135,000	134,750
Total Energy		349,750
Financials – 2.0%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.63%, 10/30/20 (Netherlands)	375,000	370,313
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25 (Mexico)(1)	400,000	398,600
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)	1,000,000	955,000
Sberbank of Russia Via SB Capital SA, 5.50%, 02/26/24 (Russia)(1)(2)	500,000	448,750
Societe Generale SA, 4.75%, 11/24/25 (France)(1)	765,000	726,849

See Notes to the Schedules of Investments

Schedule of Investments -Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)(1)	$450,000	$458,618
Total Financials		3,358,130
Government – 1.3%
Angolan Government International Bond, 9.50%, 11/12/25 (Angola)(1)	220,000	184,250
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)	590,000	598,850
Mexico Government International Bond, 4.13%, 01/21/26 (Mexico)	285,000	285,998
Peruvian Government International Bond, 4.13%, 08/25/27 (Peru)	370,000	367,225
Sri Lanka Government International Bond, 6.85%, 11/03/25 (Sri Lanka)(1)	900,000	823,409
Total Government		2,259,732
Health Care – 0.1%
Mylan NV, 3.00%, 12/15/18 (Netherlands)(1)	155,000	155,416

Industrials – 1.2%
Air Canada Pass Through Trust, Class B, Series 2013-1, 5.38%, 05/15/21 (Canada)(1)	1,692,698	1,665,192
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)	291,734	300,122
Total Industrials		1,965,314
Materials – 0.7%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Australia)(1)(2)	240,000	226,200
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25 (Chile)(1)	935,000	897,998
Total Materials		1,124,198
Telecommunication Services – 0.9%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(1)	400,000	395,000
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)	425,000	379,312
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (Luxembourg)	520,000	474,500
Virgin Media Finance PLC, 6.00%, 10/15/24 (United Kingdom)(1)	250,000	252,813
Total Telecommunication Services		1,501,625
Utilities – 0.4%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)(1)	550,000	615,175

Total Foreign Bonds
(Cost $15,362,903)		15,049,206
ASSET BACKED SECURITIES – 5.3%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(1)	465,000	480,657
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust, Class D, Series 2014-BA, 3.44%, 08/16/21(1)	$460,000	$467,434
Citi Held For Asset Issuance, Class B, Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	451,815
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	958,750	970,495
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29(1)	673,534	657,842
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42(1)	1,117,350	1,148,671
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21(1)	675,000	675,309
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	450,000	445,265
Exeter Automobile Receivables Trust, Class D, Series 2015-3A, 6.55%, 10/17/22(1)	455,000	456,142
Global SC Finance II SRL, Class A, Series 2013-1A (Barbados), 2.98%, 04/17/28(1)	681,500	664,798
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26(1)	840,000	838,950
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23(1)	586,558	600,165
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	997,500	995,605
Total Asset Backed Securities
(Cost $8,871,328)		8,853,148
MONEY MARKET FUND – 27.8%
Bank of America Money Market Reserves, 0.36%(5)
(Cost $46,364,906)	46,364,906	46,364,906
Total Investments – 102.2%
(Cost $172,302,292)		170,566,446
Liabilities in Excess of Other Assets (2.2)%		(3,751,119)
Net Assets – 100.0%		$166,815,327

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2016, the aggregate value of these securities was $ 46,064,638, or 27.61% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(3)	Payment in-kind security.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2016.
(5)	The rate shown reflects the seven day yield as of January 31, 2016.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 123.9%(1)
Energy - 123.9%
Buckeye Partners LP(2)	33,938	$1,976,549
Crestwood Equity Partners LP	26,697	340,654
DCP Midstream Partners LP	225	4,223
Enbridge Energy Partners LP(2)	55,531	1,013,996
Energy Transfer Equity LP	33,835	293,688
Energy Transfer Partners LP(2)	48,728	1,449,171
EnLink Midstream LLC	11,256	142,388
EnLink Midstream Partners LP	24,990	299,630
Enterprise Products Partners LP(2)	65,711	1,571,150
EQT Midstream Partners LP	13,991	952,367
Genesis Energy LP(2)	22,195	630,782
Kinder Morgan, Inc.	6,437	105,889
Magellan Midstream Partners LP(2)	23,120	1,484,998
MPLX LP(2)	70,075	2,156,208
NGL Energy Partners LP	26,267	316,517
NuStar Energy LP	1,036	33,598
ONEOK Partners LP	50,671	1,385,345
ONEOK, Inc.	1,848	46,034
Phillips 66 Partners LP	13,062	740,354
Plains All American Pipeline LP(2)	18,338	387,115
Shell Midstream Partners LP	941	33,462
Spectra Energy Corp.	24,016	659,239
Spectra Energy Partners LP	1,747	73,217
Sunoco Logistics Partners LP(2)	80,602	1,795,007
Targa Resources Corp.	13,692	307,659
Targa Resources Partners LP	38,965	535,379
TC PipeLines LP	5,264	227,615
Tesoro Logistics LP	18,597	824,405
Western Gas Equity Partners LP	11,838	320,100
Western Gas Partners LP	19,497	637,357
Williams Cos., Inc. (The) (2)	87,007	1,679,235
Williams Partners LP(2)	58,819	1,295,194
		–
Total Common Stocks
(Cost $34,788,142)		$23,718,525
	Number of Contracts
Purchased Call Options-0.9%
Energy Transfer Partners LP,
Expires 03/18/16,
Strike Price $35.00	400	25,000
Energy Transfer Partners LP,
Expires 03/18/16,
Strike Price $37.50	150	3,750
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $24.00	250	41,250
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $25.00	250	30,000
Plains All American Pipeline LP,
Expires 05/20/16,
Strike Price $22.50	100	24,000
Williams Partners LP,
Expires 03/18/16,
Strike Price $25.00	450	42,750
Total Purchased Call Options
(Cost $343,699)		166,750
Security Description	Number of Contracts	Value
Purchased Put Options-0.0%(3)
Energy Select Sector SPDR Fund,
Expires 02/19/16,
Strike Price $48.00	1,300	$11,050
(Cost $184,200)
TOTAL INVESTMENTS - 124.8%
(Cost $35,316,041)		23,896,325
Liabilities in Excess of Other Assets - (24.8)%		(4,746,694)
Net Assets - 100.0%		$19,149,631
Written Options - (1.8)%
Calls
Buckeye Partners LP,
Expires 02/19/16,
Strike Price $65.00	(150)	(7,875)
Buckeye Partners LP,
Expires 02/19/16,
Strike Price $70.00	(100)	(1,250)
Buckeye Partners LP,
Expires 02/19/16,
Strike Price $75.00	(50)	(500)
Buckeye Partners LP,
Expires 02/19/16,
Strike Price $80.00	(50)	(375)
Buckeye Partners LP,
Expires 05/20/16,
Strike Price $80.00	(50)	(2,125)
Enbridge Energy Partners LP,
Expires 04/15/16,
Strike Price $22.50	(50)	(2,375)
Energy Transfer Partners LP,
Expires 02/19/16,
Strike Price $30.00	(300)	(37,500)
Energy Transfer Partners LP,
Expires 02/19/16,
Strike Price $31.00	(100)	(9,500)
Energy Transfer Partners LP,
Expires 02/19/16,
Strike Price $32.50	(150)	(7,875)
Energy Transfer Partners LP,
Expires 03/18/16,
Strike Price $50.00	(50)	(875)
Enterprise Products Partners LP,
Expires 02/19/16,
Strike Price $24.00	(300)	(33,750)
Enterprise Products Partners LP,
Expires 02/19/16,
Strike Price $25.00	(100)	(6,750)
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $22.50	(100)	(26,000)
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $29.00	(50)	(1,125)
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $30.00	(100)	(1,750)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2016 (Unaudited)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Enterprise Products Partners LP,
Expires 03/18/16,
Strike Price $32.50	(50)	$(750)
Genesis Energy LP,
Expires 03/18/16,
Strike Price $45.00	(50)	(750)
Magellan Midstream Partners LP,
Expires 02/19/16,
Strike Price $70.00	(100)	(5,250)
Magellan Midstream Partners LP,
Expires 04/15/16,
Strike Price $70.00	(100)	(23,000)
Magellan Midstream Partners LP,
Expires 07/15/16,
Strike Price $75.00	(50)	(12,625)
MPLX LP,
Expires 02/19/16,
Strike Price $35.00	(50)	(2,375)
MPLX LP,
Expires 03/18/16,
Strike Price $35.00	(100)	(12,000)
MPLX LP,
Expires 06/17/16,
Strike Price $40.00	(50)	(7,250)
Plains All American Pipeline LP,
Expires 02/19/16,
Strike Price $22.50	(50)	(4,375)
Plains All American Pipeline LP,
Expires 02/19/16,
Strike Price $27.50	(50)	(625)
Plains All American Pipeline LP,
Expires 02/19/16,
Strike Price $32.50	(50)	(625)
Plains All American Pipeline LP,
Expires 02/19/16,
Strike Price $35.00	(100)	(750)
Plains All American Pipeline LP,
Expires 05/20/16,
Strike Price $25.00	(250)	(38,125)
Sunoco Logistics Partners LP,
Expires 02/19/16,
Strike Price $35.00	(50)	(1,500)
United States Oil Fund LP,
Expires 02/19/16,
Strike Price $11.00	(250)	(3,625)
United States Oil Fund LP,
Expires 02/19/16,
Strike Price $12.50	(150)	(525)
United States Oil Fund LP,
Expires 03/18/16,
Strike Price $12.50	(200)	(2,300)
United States Oil Fund LP,
Expires 03/18/16,
Strike Price $14.00	(100)	(450)
United States Oil Fund LP,
Expires 04/15/16,
Strike Price $12.00	(200)	(5,600)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
United States Oil Fund LP,
Expires 04/15/16,
Strike Price $13.00	(50)	$(800)
United States Oil Fund LP,
Expires 04/15/16,
Strike Price $13.50	(100)	(1,200)
United States Oil Fund LP,
Expires 04/15/16,
Strike Price $14.00	(200)	(1,900)
United States Oil Fund LP,
Expires 04/15/16,
Strike Price $18.00	(100)	(200)
Williams Cos., Inc. (The),
Expires 02/19/16,
Strike Price $24.00	(50)	(2,450)
Williams Cos., Inc. (The),
Expires 03/18/16,
Strike Price $22.00	(50)	(12,500)
Williams Partners LP,
Expires 03/18/16,
Strike Price $22.50	(300)	(53,250)
Williams Partners LP,
Expires 03/18/16,
Strike Price $35.00	(100)	(1,500)
Puts
Energy Select Sector SPDR Fund,
Expires 02/19/16,
Strike Price $49.00	(400)	(4,400)
Energy Select Sector SPDR Fund,
Expires 02/19/16,
Strike Price $50.00	(900)	(13,500)
TOTAL WRITTEN OPTIONS - (1.8)%
(Premiums Received $406,353)		$(353,825)

(1)

Substantially all the securities, or a portion thereof, have been pledged as collateral for open written option contracts.  The aggregate market value of the collateral at January 31, 2016 was $8,382,425.

(2)	Subject to written call and/or put options.
(3)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments

Notes to the Schedules of Investments

January 31, 2016 (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus Newfleet Multi-Sector Unconstrained Bond ETF and Infracap MLP ETF (each a “Fund”, and collectively the “Funds”) are presented herein.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Schedules of Investments (continued)

January 31, 2016 (Unaudited)

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2016 in valuing the Funds’ assets carried at fair value:

Fair Value Measurement
	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Bond ETF	InfraCap MLP ETF
Assets
Level 1
Common Stocks	$15,323,393	$16,848,598	$–	$–	$–	$23,718,525
Exchange Traded Funds	–	–	30,841,910	66,642,789	–	–
Money Market Fund	–	–	–	–	46,364,906	–
Level 2
Corporate Bonds	–	–	–	–	57,031,877	–
Mortgage Backed Securities	–	–	–	–	22,878,777	–
Purchased Option	–	–	–	–	–	177,800
Term Loans	–	–	–	–	20,388,532	–
Foreign Bonds	–	–	–	–	15,049,206	–
Asset Backed Securities	–	–	–	–	8,853,148	–

Liabilities
Written Options	–	–	–	–	–	(353,825)
Total	$15,323,393	$16,848,598	$30,841,910	$66,642,789	$170,566,446	$23,542,500

For significant movements between levels within the fair value hierarchy, the Funds adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended January 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2016.

3. FEDERAL INCOME TAX

At January 31, 2016, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

					Other Derivatives†
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$27,901,842	$134,663	$(12,713,112)	$(12,578,449)	$–
BioShares Biotechnology Products Fund	24,071,585	360,489	(7,583,476)	(7,222,987)	–
Tuttle Tactical Management Multi-Strategy Income ETF	30,640,486	267,681	(66,257)	201,424	–
Tuttle Tactical Management U.S. Core ETF	67,208,637	742,612	(1,308,460)	(565,848)	–
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	172,302,292	566,252	(2,302,098)	(1,735,846)	–
InfraCap MLP ETF	35,036,013	288,059	(11,427,747)	(11,139,688)	52,258

† Other derivatives include written option contracts, which are valued at the fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a- 2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETFis Series Trust I

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: March 28, 2016

By: /s/ Brinton W. Frith

Brinton W. Frith

Treasurer and Principal Financial Officer

Date: March 28, 2016